6. EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2013
Equipment Tables
Equipment
	March 31, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$120,425	$90,977	$29,448	$122,931	$90,900	$32,031
Computer equipment	514,359	360,400	153,959	523,893	353,944	169,949
Field equipment	529,408	279,220	250,188	540,422	274,694	265,728
Buildings	275,210	207,898	67,312	280,936	209,077	71,859
	$1,439,402	$938,495	$500,907	$1,468,182	$928,615	$539,567